OSTERWEIS SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal Amount		Value
Bonds: 59.9%
Corporate Bonds: 59.9%
Air Freight & Logistics: 0.1%
	Western Global Airlines LLC
$498,000	10.375%, 08/15/2025	$2,801

Commercial Services & Supplies: 8.1%
	Cimpress PLC
329,000	7.000%, 06/15/2026	298,870

Computers & Peripherals: 3.2%
	CPI Acquisition, Inc.
118,000	8.625%, 03/15/2026	113,736
	Diebold Nixdorf, Inc.
379,517	8.500% Cash or 8.500% PIK, 10/15/2026 [1]	4,929
		118,665
Construction & Engineering: 5.0%
	Great Lakes Dredge & Dock Corp.
222,000	5.250%, 06/01/2029	185,621

Consumer Finance: 3.3%
	Bread Financial Holdings, Inc.
60,000	4.750%, 12/15/2024	58,891
65,000	7.000%, 01/15/2026	61,355
		120,246
Diversified Consumer Services: 0.5%
	Cengage Learning, Inc.
18,000	9.500%, 06/15/2024	18,009

Food Products: 2.3%
	B&G Foods, Inc.
100,000	5.250%, 09/15/2027	87,013

Hotels, Restaurants & Leisure: 5.3%
	Arrow Bidco LLC
194,000	9.500%, 03/15/2024	194,563

Household Durables: 4.3%
	American Greetings Corp.
162,000	8.750%, 04/15/2025	157,539

Interactive Media & Services: 11.2%
	Cars.com, Inc.
125,000	6.375%, 11/01/2028	115,284
	Getty Images, Inc.
191,000	9.750%, 03/01/2027	188,843
	Millennium Escrow Corp.
149,000	6.625%, 08/01/2026	109,824
		413,951
IT Services: 4.5%
	Virtusa Corp.
203,000	7.125%, 12/15/2028	165,419

Machinery: 2.2%
	The Manitowoc Co., Inc.
82,000	9.000%, 04/01/2026	81,675

Specialty Retail: 6.7%
	The Michaels Cos., Inc
161,000	5.250%, 05/01/2028	130,244
	The Michaels Cos., Inc.
172,000	7.875%, 05/01/2029	116,100
		246,344
Textiles, Apparel & Luxury Goods: 3.2%
	Hanesbrands, Inc.
125,000	4.875%, 05/15/2026	116,699

Total Corporate Bonds
(Cost $2,945,019)		2,207,415

Total Bonds
(Cost $2,945,019)		2,207,415

Bank Loans: 8.9%
Commercial Services & Supplies: 1.4%
	LRS Holdings LLC
53,190	9.467% (1 Month SOFR + 4.250%), 8/31/2028 [1,2]	52,392

Software: 7.5%
	Magenta Buyer LLC
364,450	10.030% (3 Months LIBOR + 4.750%), 7/27/2028 [1,2]	275,616

Total Bank Loans
(Cost $414,172)		328,008

Shares
Short-Term Investments: 36.1%
Money Market Funds: 36.1%
1,332,022	U.S. Bank Money Market Deposit Account, 5.050% [3]	1,332,022

Total Money Market Funds
(Cost $1,332,022)		1,332,022

Total Short-Term Investments
(Cost $1,332,022)		1,332,022

Total Investments in Securities: 104.9%
(Cost $4,691,213)		3,867,445
Liabilities in Excess of Other Assets: (4.9)%		(181,578)
Total Net Assets: 100.0%		$3,685,867

LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
PIK-	Payment-in-Kind
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2023.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Sustainable Credit Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$–	$2,207,415	$–	$2,207,415
Bank Loans	–	328,008	–	328,008
Short-Term Investments	1,332,022	–	–	1,332,022
Total Assets:	$1,332,022	$2,535,423	$–	$3,867,445

[1] See Schedule of Investments for industry breakouts.